Inventories - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Inventory [Line Items]
Write-down of inventories	¥ 28,721	¥ 9,215	¥ 12,238
Polysilicon Material [Member]
Inventory [Line Items]
Write-down of inventories	19,280
Inventory	¥ 52,821